Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Disclosure [Abstract]
Principal	$ 1,118,171	¥ 7,846,874	¥ 10,801,658
Less: unamortized discount and debt issuance costs	(50,844)	(356,805)	(144,778)
Net carrying amount	$ 1,169,015	¥ 8,203,679	¥ 10,946,436